DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 7:-	DERIVATIVE INSTRUMENTS

The Company has entered into several foreign currency hedging contracts to protect against changes in the value of forecasted foreign currency cash flows resulting from salaries and related payments that are denominated in NIS. These contracts were designated as cash flow hedges, as defined by ASC 815, as amended, are considered highly effective as hedges of these expenses and generally mature within twelve months.

The Company recognized gains of $3,817 and $815 related to derivative instruments, within payroll expenses, included under Cost of revenues and Operating expenses in the condensed interim consolidated statements of income for the six months ended June 30, 2026 and 2025, respectively. The notional amounts of hedging contracts were $0 and $16,081 as of June 30, 2026 and December 31, 2025, respectively.

The fair value of derivative instruments in the condensed interim consolidated balance sheets, which are presented under Other current assets, amounted to $0 and $2,741 as of June 30, 2026 and December 31, 2025, respectively.